EQUITY-ACCOUNTED INVESTMENTS IN MULTI-FAMILY RENTAL PROPERTIES	12 Months Ended
Dec. 31, 2022
Interests in Other Entities [Abstract]
EQUITY-ACCOUNTED INVESTMENTS IN MULTI-FAMILY RENTAL PROPERTIES	EQUITY-ACCOUNTED INVESTMENTS IN MULTI-FAMILY RENTAL PROPERTIES
As at December 31, 2021, the Company’s equity-accounted investments in multi-family rental properties included a joint venture arrangement that operated a portfolio of 23 multi-family rental properties in the U.S. Sun Belt markets. Following the Company's divestiture of its interest in the U.S. multi-family rental portfolio that occurred in October 2022, the Company's equity-accounted investments in multi-family rental properties as at December 31, 2022 consisted of an investment in associate ("592 Sherbourne LP", operating as "The Selby"), a 500-suite class A multi-family rental property in Toronto, over which the Company has significant influence.

The following table presents the change in the balance of equity-accounted investments in multi-family rental properties for the years ended December 31, 2022 and December 31, 2021.

(in thousands of U.S. dollars)	December 31, 2022	December 31, 2021

Opening balance	$199,285	$19,913
Initial recognition of equity-accounted investment in U.S. multi-family rental properties	—	107,895
Advances	—	453
Distributions	(3,824)	(4,428)
Income from equity-accounted investments in multi-family rental properties(1)	40,144	75,333
Disposition of equity-accounted investment in U.S. multi-family rental properties (Note 5)	(213,493)	—
Translation adjustment	(1,343)	119
Balance, end of year	$20,769	$199,285
(1) Of the $40,144 (2021 - $75,333) income from equity-accounted investments earned during the year, $38,594 (2021 - $73,078) was attributable to U.S. multi-family rental properties and reclassified to income from discontinued operations (Note 5).
The following tables present the ownership interests and carrying values of the Company’s equity-accounted investments in multi-family rental properties. The financial information below discloses each investee at 100% and at Tricon's ownership interests in the net assets of the investee.

		December 31, 2022
(in thousands of U.S. dollars)	Location	Tricon's ownership %	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets	Tricon's share of net assets(1)

Associate
592 Sherbourne LP (The Selby)	Toronto, ON	15%	2,834	256,854	2,080	115,311	142,297	20,769
Total			$2,834	$256,854	$2,080	$115,311	$142,297	$20,769
(1) Tricon's share of net assets of $20,769 is comprised of $21,345 as per the investees' financial statements less $576 of fair value differences arising from the initial recognition of 592 Sherbourne LP on January 1, 2020 and foreign exchange translation adjustments.

		December 31, 2021
(in thousands of U.S. dollars)	Location	Tricon's ownership %	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets	Tricon's share of net assets(1)

Joint venture
Tricon US Multi-Family REIT LLC	U.S. Sun Belt	20%	12,086	1,705,408	29,617	795,886	891,991	178,398
Associate
592 Sherbourne LP (The Selby)	Toronto, ON	15%	$3,042	$267,635	$2,411	$124,916	$143,350	$20,887
Total			$15,128	$1,973,043	$32,028	$920,802	$1,035,341	$199,285
(1) Tricon's share of net assets of $199,285 is comprised of $199,909 as per the investees' financial statements less $624 of fair value differences arising from the initial recognition of 592 Sherbourne LP on January 1, 2020 and foreign exchange translation adjustments.

		For the year ended December 31, 2022
(in thousands of U.S. dollars)	Location	Tricon's ownership %	Revenue	Expenses	Fair value gains	Net and other comprehensive income	Tricon's share of net income

Associate
592 Sherbourne LP (The Selby)	Toronto, ON	15%	12,441	(8,023)	5,916	10,334	1,550
Total			$12,441	$(8,023)	$5,916	$10,334	$1,550

		For the year ended December 31, 2021
(in thousands of U.S. dollars)	Location	Tricon's ownership %	Revenue	Expenses	Fair value gains	Net and other comprehensive income	Tricon's share of net income

Joint venture
Tricon US Multi-Family REIT LLC	U.S. Sun Belt	20%	91,201	(66,868)	341,059	365,392	73,078
Associate
592 Sherbourne LP (The Selby)	Toronto, ON	15%	$9,585	$(8,442)	$13,884	$15,027	$2,255
Total			$100,786	$(75,310)	$354,943	$380,419	$75,333
Based on the assessment of current economic conditions, there are no indicators of impairment for the Company's equity-accounted investments in multi-family rental properties as at December 31, 2022.